Note 16	6 Months Ended
Jun. 30, 2026
Tangible Assets [Abstract]
Disclosure of tangible assets [Text Block]	Tangible assets
The breakdown of the balance of this heading in the condensed consolidated balance sheets, according to the nature of the related items, is as follows:

TANGIBLE ASSETS. BREAKDOWN BY TYPE (MILLIONS OF EUROS)

	June 2026	December 2025
Property, plant and equipment	9,518	9,247
For own use	8,571	8,367
Land and buildings	6,629	6,377
Work in progress	91	83
Furniture, fixtures and vehicles	7,385	7,029
Right to use assets	2,885	2,683
Accumulated depreciation	(8,269)	(7,659)
Impairment	(150)	(146)
Leased out under an operating lease	947	879
Assets leased out under an operating lease	1,201	1,085
Accumulated depreciation	(253)	(206)
Investment property	251	235
Building rental	246	215
Other	1	1
Right to use assets	239	251
Accumulated depreciation	(140)	(135)
Impairment	(94)	(97)
Total	9,770	9,482